Balances and Transactions with Related Parties and Affiliated Companies - Summary of Benefits and Aggregate Compensation Paid to Executive Officers and Senior Management of the Company, Recognized as an Expense During the Reporting Period (Detail) - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Current compensations and employee benefits	$ 1,071	$ 737	$ 815
Termination benefits	18	0	68
Shared based payments	$ 326	$ 276	$ 190